UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Small-Cap Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 3.4%
Alliant Techsystems, Inc.(1)	14,300	$957,814
Axsys Technologies, Inc.(1)	26,360	1,108,174

		$2,065,988

Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	26,250	$1,094,887
Lazard, Ltd., Class A	36,510	1,073,394

		$2,168,281

Chemicals — 2.7%
Calgon Carbon Corp.(1)	47,950	$679,451
Terra Industries, Inc.	34,750	976,127

		$1,655,578

Commercial Banks — 2.0%
Cullen/Frost Bankers, Inc.	23,140	$1,086,192
Iberiabank Corp.	3,310	152,061

		$1,238,253

Computers & Peripherals — 1.3%
Stratasys, Inc.(1)	98,595	$815,381

		$815,381

Construction & Engineering — 4.5%
Foster Wheeler AG(1)	48,250	$842,927
Granite Construction, Inc.	27,360	1,025,453
Perini Corp.(1)	68,840	846,732

		$2,715,112

Distributors — 2.2%
LKQ Corp.(1)	91,550	$1,306,419

		$1,306,419

Electrical Equipment — 0.6%
Energy Conversion Devices, Inc.(1)	28,930	$383,901

		$383,901

Electronic Equipment, Instruments & Components — 2.8%
FLIR Systems, Inc.(1)	41,290	$845,619
National Instruments Corp.	47,000	876,550

		$1,722,169

Energy Equipment & Services — 3.0%
CARBO Ceramics, Inc.	27,640	$786,082
NATCO Group, Inc., Class A(1)	54,570	1,033,010

		$1,819,092

Security	Shares	Value
Food Products — 3.2%
Corn Products International, Inc.	42,520	$901,424
Ralcorp Holdings, Inc.(1)	18,780	1,011,866

		$1,913,290

Health Care Equipment & Supplies — 4.7%
IDEXX Laboratories, Inc.(1)	27,610	$954,754
ResMed, Inc.(1)	14,830	524,092
West Pharmaceutical Services, Inc.	28,205	925,406
Wright Medical Group, Inc.(1)	35,320	460,220

		$2,864,472

Health Care Providers & Services — 2.0%
VCA Antech, Inc.(1)	53,170	$1,198,984

		$1,198,984

Hotels, Restaurants & Leisure — 2.5%
Jack in the Box, Inc.(1)	26,920	$626,967
Scientific Games Corp., Class A(1)	71,410	864,775

		$1,491,742

Household Products — 1.6%
Church & Dwight Co., Inc.	18,445	$963,382

		$963,382

Insurance — 6.0%
Fidelity National Financial, Inc., Class A	62,400	$1,217,424
Hanover Insurance Group, Inc. (The)	18,320	527,982
HCC Insurance Holdings, Inc.	36,940	930,519
Markel Corp.(1)	3,450	979,386

		$3,655,311

IT Services — 3.8%
Euronet Worldwide, Inc.(1)	108,445	$1,416,292
SAIC, Inc.(1)	48,710	909,416

		$2,325,708

Life Sciences Tools & Services — 1.3%
Parexel International Corp.(1)	81,510	$793,092

		$793,092

Machinery — 3.3%
Astec Industries, Inc.(1)	40,330	$1,057,856
Valmont Industries, Inc.	18,210	914,324

		$1,972,180

Metals & Mining — 1.5%
IAMGOLD Corp.	104,520	$893,646

		$893,646

Security	Shares	Value
Multiline Retail — 3.0%
Big Lots, Inc.(1)	36,780	$764,288
Dollar Tree, Inc.(1)	23,180	1,032,669

		$1,796,957

Multi-Utilities — 1.6%
CMS Energy Corp.	83,490	$988,522

		$988,522

Oil, Gas & Consumable Fuels — 6.0%
Forest Oil Corp.(1)	19,220	$252,743
Goodrich Petroleum Corp.(1)	38,100	737,616
Petrohawk Energy Corp.(1)	63,030	1,212,067
Range Resources Corp.	13,160	541,666
Walter Industries, Inc.	37,830	865,172

		$3,609,264

Personal Products — 3.5%
Chattem, Inc.(1)	19,025	$1,066,351
Mead Johnson Nutrition Co., Class A(1)	36,834	1,063,398

		$2,129,749

Pharmaceuticals — 1.7%
Perrigo Co.	41,990	$1,042,612

		$1,042,612

Professional Services — 3.3%
FTI Consulting, Inc.(1)	22,640	$1,120,227
Robert Half International, Inc.	50,950	908,439

		$2,028,666

Road & Rail — 2.8%
Kansas City Southern(1)	57,480	$730,571
Landstar System, Inc.	29,270	979,667

		$1,710,238

Semiconductors & Semiconductor Equipment — 9.6%
Atheros Communications, Inc.(1)	66,660	$977,236
Cypress Semiconductor Corp.(1)	196,190	1,328,206
Intersil Corp., Class A	79,030	908,845
MEMC Electronic Materials, Inc.(1)	53,380	880,236
ON Semiconductor Corp.(1)	195,120	760,968
Varian Semiconductor Equipment Associates, Inc.(1)	45,210	979,249

		$5,834,740

Software — 3.9%
Sybase, Inc.(1)	40,429	$1,224,594
Synopsys, Inc.(1)	55,510	1,150,722

		$2,375,316

Security	Shares	Value
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	34,360	$1,411,509
Hibbett Sports, Inc.(1)	16,110	309,634
Jo-Ann Stores, Inc.(1)	19,060	311,440

		$2,032,583

Trading Companies & Distributors — 1.6%
GATX Corp.	47,090	$952,631

		$952,631

Total Common Stocks (identified cost $67,537,465)		$58,463,259

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$2,303	$2,302,864

Total Short-Term Investments (identified cost $2,302,864)		$2,302,864

Total Investments — 100.2% (identified cost $69,840,329)		$60,766,123

Other Assets, Less Liabilities — (0.2)%		$(149,392)

Net Assets — 100.0%		$60,616,731

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $2,020.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,033,915

Gross unrealized appreciation	$3,461,664
Gross unrealized depreciation	(12,729,456)

Net unrealized depreciation	$(9,267,792)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$60,766,123
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$60,766,123

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 21, 2009